SUBSEQUENT EVENTS (Details) $ in Millions, Rp in Billions															12 Months Ended
	Mar. 29, 2022 IDR (Rp)	Mar. 23, 2022 IDR (Rp)	Mar. 21, 2022 IDR (Rp)	Mar. 15, 2022 IDR (Rp)	Mar. 14, 2022 IDR (Rp)	Mar. 09, 2022 IDR (Rp)	Mar. 04, 2022 IDR (Rp)	Mar. 01, 2022 IDR (Rp)	Feb. 22, 2022 IDR (Rp)	Feb. 14, 2022 IDR (Rp)	Feb. 02, 2022 IDR (Rp)	Jan. 26, 2022 IDR (Rp)	Jan. 17, 2022 IDR (Rp)	Jan. 14, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Disclosure of non-adjusting events after reporting period [line items]
Drawn down															Rp 46,612.0	$ 3,270	Rp 24,469.0	Rp 26,524.0
Telkomsel | New Borrowing | PT Bank Central Asia Tbk ("BCA")
Disclosure of non-adjusting events after reporting period [line items]
Drawn down						Rp 1,500.0								Rp 150.0
Telkomsel | New Borrowing | Bank of China
Disclosure of non-adjusting events after reporting period [line items]
Drawn down				Rp 1,000.0
Telkomsel | New Borrowing | Citibank Credit Agreement
Disclosure of non-adjusting events after reporting period [line items]
Drawn down				Rp 500.0
Telkomsel | Repayment of Loan | PT Bank Central Asia Tbk ("BCA")
Disclosure of non-adjusting events after reporting period [line items]
Loans fully paid										Rp 500.0
Telkomsel | Repayment of Loan | Bank Mandiri
Disclosure of non-adjusting events after reporting period [line items]
Loans fully paid										150.0				150.0
Telkomsel | Repayment of Loan | Bank of China
Disclosure of non-adjusting events after reporting period [line items]
Loans fully paid										200.0				200.0
Telkomsel | Repayment of Loan | MUFG Bank, Ltd. ("MUFG Bank")
Disclosure of non-adjusting events after reporting period [line items]
Loans fully paid										400.0				300.0
Telkomsel | Repayment of Loan | BNI
Disclosure of non-adjusting events after reporting period [line items]
Loans fully paid										Rp 500.0				Rp 250.0
Telkomsel | Repayment of Loan | BSI
Disclosure of non-adjusting events after reporting period [line items]
Loans fully paid					Rp 500.0
Mitratel | New Borrowing | MUFG Bank, Ltd. ("MUFG Bank")
Disclosure of non-adjusting events after reporting period [line items]
Drawn down			Rp 500.0				Rp 500.0
Mitratel | New Borrowing | BNI
Disclosure of non-adjusting events after reporting period [line items]
Drawn down			Rp 1,200.0				Rp 1,200.0
Mitratel | Repayment of Loan | PT Bank Central Asia Tbk ("BCA")
Disclosure of non-adjusting events after reporting period [line items]
Loans fully paid		Rp 450.0						Rp 450.0	Rp 291.6		Rp 291.6
Mitratel | Repayment of Loan | Bank Mandiri
Disclosure of non-adjusting events after reporting period [line items]
Loans fully paid		Rp 1,600.0						Rp 1,600.0
Mitratel | Repayment of Loan | MUFG Bank, Ltd. ("MUFG Bank")
Disclosure of non-adjusting events after reporting period [line items]
Loans fully paid	Rp 272.0											Rp 500.0	Rp 500.0
Mitratel | Repayment of Loan | Bank DBS
Disclosure of non-adjusting events after reporting period [line items]
Loans fully paid												Rp 333.4	Rp 333.4
Mitratel | Repayment of Loan | SMI
Disclosure of non-adjusting events after reporting period [line items]
Loans fully paid									Rp 350.0		Rp 350.0